Short-Term Borrowings - Schedule of Short-term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 871,520	$ 124,626	¥ 1,606,253
Short-term bank loans [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	330,000	47,190	140,000
Reversed factoring arrangements [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	171,520	24,527	636,253
Short-term borrowings	1,278,500	182,800	5,647,700
Notes payable [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	¥ 370,000	$ 52,909	¥ 830,000